Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUE
Oil and gas revenues	$ 2,239	$ 16,637	$ 5,755	$ 35,393
Total revenues	2,239	16,637	5,755	35,393
COSTS AND EXPENSES
Lease operating expenses	1,803	13,165	4,838	26,096
General and administrative expense	96,023	231,072	192,545	881,314
Depletion, depreciation, amortization and impairment expense		1,226	65	4,517
Accretion expense	8	926	108	1,852
Gain on sale of working interest	(40,000)	(233,320)	(136,827)	(233,320)
Total costs and expenses	57,834	13,069	60,729	680,459
Net operating income (loss)	(55,595)	3,568	(54,974)	(645,066)
OTHER INCOME (EXPENSE)
Interest expense	(4,888)	(2,913)	(45,629)	(4,543)
Loss on settlement of debt	(39,896)	(35,000)	(35,000)	(242,100)
Total other income (expenses)	(44,784)	(37,913)	(97,525)	(246,643)
Net loss	$ (100,379)	$ (34,345)	$ (152,499)	$ (891,709)
Basic and diluted net loss per share	$ 0.00	$ 0.00	$ 0.00	$ (0.02)
Weighted average common shares outstanding - basic and diluted	77,429,981	57,435,011	77,429,981	57,435,011